Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 26, 2018
Oppenheimer S&P Ultra Dividend Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oppenheimer S&P Ultra Dividend Revenue ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oppenheimer S&P Ultra Dividend Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the S&P 900 Dividend Revenue-Weighted Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.45%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in medium capitalization companies. The Fund may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its Underlying Index and its component securities, other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, to the extent the investment adviser believes such investments will help the Fund track the Underlying Index.

The Underlying Index is constructed using a rules-based methodology that starts with the S&P 900® Index (the “Parent Index”) and (1) excludes the top 5% of securities by dividend yield, (2) excludes the top 5% of securities within each sector by dividend payout ratio, (3) selects the top sixty securities by dividend yield and (4) re-weights those securities according to the revenue earned by the companies, subject to a maximum 5% per company weighting. The Underlying Index is reconstituted and rebalanced quarterly according to dividend yields and revenue weightings. The Underlying Index thus contains a subset of the securities in the Parent Index, in different proportions. As of August 31, 2018, the Underlying Index contained 59 securities.

The Fund will concentrate its investments in a particular industry or group of industries, such as the utilities industry, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its net assets in that industry or group of industries. Utilities companies are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible, and the investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Underlying Index is a product of S&P Dow Jones Indices (the “Index Provider“), which is unaffiliated with the Fund and the investment adviser, and has been licensed for use by the Fund’s investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries, such as the utilities industry, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its net assets in that industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk. The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on a specific selection criteria and a revenue weighting approach. There can be no assurance that the selection criteria and weighting approach will enhance the Fund’s performance over time. It is expected that exposure to such investment criteria and weighting will detract from performance in some market environments, perhaps for extended periods. In such circumstances, the Fund’s investment adviser will not adjust the Fund’s investment process to target different criteria or weighting processes.

Stock Market Risk. Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Concentration Risk. The Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Medium Capitalization Stock Risk. Medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Increased Volatility Risk. Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small or medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Energy Sector Risk. The energy sector consists of companies engaged in the exploration, extraction and refining of coal, oil and natural gas. The energy sector of an economy is cyclical and highly dependent on energy prices. Companies in the energy sector are impacted by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition and technological advances, among other factors. Companies in this sector may be subject to substantial government regulation and governmental budget constraints. Energy companies can be affected by accidents, environmental problems, terrorism, political events and natural disasters. Energy companies may also operate in, or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. Energy companies may have relatively high levels of debt, and therefore may be more likely than other companies to restructure their businesses during market downturns.

Real Estate Sector Risk. The real estate sector includes companies involved in commercial, residential and industrial real estate and includes shares of real estate investment trusts (REITs), real estate operating companies (REOCs) and other real estate related securities. Property values or revenues from real estate investments may fall due to many different factors, including: disruptions to real estate sales markets, increased vacancies or declining rents, negative economic developments affecting businesses or individuals, increased real estate operating costs, lower real estate demand, oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor company management, or other factors that affect companies in general.

Telecommunications Sector Risk. The telecommunications sector includes mobile phone companies, internet service providers, cable and satellite companies. Companies in this sector are subject to extensive government regulation, and costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions worldwide, specifically in the area of pre-marketing clearance of products and prices, can be unpredictable. Companies in the telecommunications sector may carry a heavy debt load as a result of distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete. Companies in this sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Utilities Sector Risk. The utilities sector includes companies such as electric, gas and water firms and integrated providers. Companies in this sector are subject to significant government regulation and oversight. They may be adversely affected by increases in fuel and operating costs, rising costs of financing capital construction, changes in exchange rates, domestic and international competition, and the cost of complying with regulations, among other factors. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares, Shares may trade at a discount to net asset value (“NAV”), and the Fund may possibly face delisting. In addition, there are a limited number of financial institutions that may act as authorized participants that post collateral for certain transactions, such as creation and redemption orders that are processed outside of the National Securities Clearing Corporation’s system. To the extent those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participant is able to step forward to do so, there may be a significantly diminished trading market for Shares. This could also lead to differences between the market price of Shares and their underlying value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

          Risks Relating to Calculation of NAV. The Fund relies on various third parties and other informative sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

Calculation Methodology Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Index Provider Risk. There is no assurance that an index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. An index provider generally does not provide any representation or warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Underlying Index, and it generally does not guarantee that the Underlying Index will be in line with its stated methodology. Gains, losses or costs associated with any index provider errors will generally be borne by the Fund and its shareholders.

Large Shareholder Risk. Certain shareholders, including other funds advised by the investment adviser or an affiliate of the investment adviser, may from time to time own a substantial amount of Shares. In addition, a third party investor, the investment adviser or an affiliate of the investment adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. Similarly, to the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.

Market Trading Risk. An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on NYSE Arca, Inc. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s net asset value (“NAV”) (calculated at the end of the day). The premium or discount in the market price of Shares quoted during the day can be reflected as a “bid/ask” spread, which is the amount by which the bid price exceeds the ask price or vice versa, and is charged by the exchange specialists, market makers, or other participants that trade the Shares. During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. In addition, during such periods, such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses.

An active trading market for Shares may not develop or be maintained (including through a trading halt). Disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, and during periods of significant market volatility, may result in trading prices for Fund Shares that differ significantly from its NAV.

For securities traded in markets that close at a different time than the Exchange, bid/ask spreads and the resulting premium or discount to the Fund’s NAV may widen during the time when the Exchange is open but after the applicable market closing.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Passive Investment Risk. The Fund is not actively managed and therefore the investment adviser does not have discretion to select the Underlying Index’s components or change an Underlying Index methodology. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. A general decline in the market segments included in the Underlying Index may adversely affect the Fund’s performance.

Portfolio Turnover Risk. Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all and the securities lending agent fails to fulfill its guarantee to the Fund against that risk. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. The Fund’s securities lending activities could also trigger adverse tax consequences for the Fund and affect the amount, timing and character of distributions to the shareholders.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the Underlying Index, which the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information includes periods during which the methodology employed to construct the Underlying Index was different from the methodology that is currently followed by the Fund and described in the prospectus. During those periods, performance would have been different than if the current methodology had been used to construct the Underlying Index.Updated performance for the Fund is available at https://www.oppenheimerfunds.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the Underlying Index, which the Fund seeks to track.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales charges and taxes are not included and the returns would be lower if they were. During the periods shown in the bar chart above, the Fund’s highest quarterly return was 9.69% (quarter ended December 31, 2014) and the Fund’s lowest quarterly return was -2.69% (quarter ended September 30, 2015).

Year-to-date return (through September 30, 2018): 8.83%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Oppenheimer S&P Ultra Dividend Revenue ETF | Oppenheimer S&P Ultra Dividend Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%	[1]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Year	rr_ExpenseExampleYear03	125
5 Year	rr_ExpenseExampleYear05	219
10 Year	rr_ExpenseExampleYear10	$ 493
2014	rr_AnnualReturn2014	21.53%
2015	rr_AnnualReturn2015	(5.18%)
2016	rr_AnnualReturn2016	28.45%
2017	rr_AnnualReturn2017	11.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.69%)
1 Year	rr_AverageAnnualReturnYear01	11.52%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
5 Years (or life of class, if less)	rr_AverageAnnualReturnSinceInception	13.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Oppenheimer S&P Ultra Dividend Revenue ETF | Return After Taxes on Distributions | Oppenheimer S&P Ultra Dividend Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.23%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
5 Years (or life of class, if less)	rr_AverageAnnualReturnSinceInception	12.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Oppenheimer S&P Ultra Dividend Revenue ETF | Return After Taxes on Distributions and Sale of Fund Shares | Oppenheimer S&P Ultra Dividend Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.27%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
5 Years (or life of class, if less)	rr_AverageAnnualReturnSinceInception	10.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Oppenheimer S&P Ultra Dividend Revenue ETF | S&P 900® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.40%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
5 Years (or life of class, if less)	rr_AverageAnnualReturnSinceInception	13.74%
Oppenheimer S&P Ultra Dividend Revenue ETF | S&P 900 Dividend Revenue-Weighted Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.02%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
5 Years (or life of class, if less)	rr_AverageAnnualReturnSinceInception	14.65%

[1]	Expenses have been restated to reflect current fees.